OTHER OPERATING (EXPENSE) / INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating income [Abstract]
Other income	$ 40	$ 138	$ 0
Rental income from premises	0	3	3
Government supports	(1,827)	0	7
Government grants	0	0	333
Other operating income	$ (1,787)	$ 141	$ 343